Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ended December 31
2017	$23,334
2018	19,785
2019	17,071
2020	14,065
2021	10,600
Thereafter	17,252